Income Taxes (Amounts and Period Ranges of Operating Losses Carried Forward Available to Reduce Future Taxable Income) (Detail) ¥ in Millions	Dec. 31, 2021 JPY (¥)
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	¥ 175,581
Within one year
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	1,206
After one year through five years
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	13,869
After five years through ten years
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	44,316
After ten years through twenty years
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	8,223
Indefinite period
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	¥ 107,967